Consolidated Statements of Changes in Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands		Total	Convertible Redeemable Preferred Stock [Member] Series G Preferred Stock [Member]	Common Stock [Member]		Common Stock [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Series G Preferred Stock [Member]	Convertible Preferred Stock [Member] Series B Preferred Stock [Member]	Convertible Preferred Stock [Member] Series D Preferred Stock [Member]	Convertible Preferred Stock [Member] Series H-1 Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2013		$ (4,223)	$ 4,941	$ 1							$ 78,047	$ (82,271)
Beginning balance, shares at Dec. 31, 2013			5,000,000	1,008,000	[1]			300,000
Issuance of common stock
For cash, net of issuance costs of $169		3,600									3,600
For cash, net of issuance costs of $169, shares	[1]			184,000
For services		191									191
For services, shares	[1]			7,000
From exercises of warrants, amount		444									444
From exercises of warrants, shares	[1]			39,000
For warrant exchange, net of issuance costs of $49		6,428		$ 1							6,427
For warrant exchange, net of issuance costs of $49, shares	[1]			298,000
Issuance of preferred stock, shares										2,000
Issuance of common stock from conversion of preferred stock, shares				60,000	[1]					(1,000)
Issuance of common stock from conversion of preferred stock, shares				60,000	[1]					(1,000)
Stock-based compensation		1,418									1,418
Waiver of redemption feature for Series G preferred stock		4,941	$ (4,941)					$ 5,000			4,936
Waiver of redemption feature for Series G preferred stock, shares			(5,000,000)				5,000,000
Net loss		(12,478)										(12,478)
Ending balance at Dec. 31, 2014		321		$ 2				$ 5,000	$ 5		95,063	(94,749)
Ending balance, shares at Dec. 31, 2014				1,596,000	[1]		5,000,000	300,000		1,000
Issuance of common stock
For services		105									105
For services, shares	[1]			20,000
From exercises of warrants, amount		3,166									3,166
From exercises of warrants, shares	[1]			517,000
For fractional shares rounding up due to reverse stock split	[1]			5,000
Issuance of common stock from conversion of preferred stock				$ 1							(1)
Issuance of common stock from conversion of preferred stock, shares				671,000	[1]	27,881		(50,000)		(1,000)
Issuance of common stock from conversion of preferred stock, shares				671,000	[1]	27,881		(50,000)		(1,000)
Warrant modification		40									40
Stock-based compensation		597									597
Net loss		(2,635)										(2,635)
Ending balance at Dec. 31, 2015		$ 1,594		$ 3							98,970	$ (97,384)
Ending balance, shares at Dec. 31, 2015				2,809,000	[1]		5,000,000	250,000
Issuance of common stock
Issuance of common stock from conversion of preferred stock				$ 1							$ (1)

[1]	See Note 1, “Reverse Stock Split”